As filed with the Securities and Exchange Commission on January 9, 2012
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	159	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	114	[ X ]

(Check appropriate box or boxes)

______________________

Neuberger Berman Equity Funds

 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

 X  immediately upon filing pursuant to paragraph (b)
      on ______________ pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
     on _______________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(3)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 158 to the Registrant’s registration statement on December 15, 2011:

Advisor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund and Neuberger Berman Small Cap Growth Fund.

Institutional Class shares of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Thematic Opportunities Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund.

Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund.

Trust Class shares of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund.

Class A shares of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Thematic Opportunities Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund.

Class C shares of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Thematic Opportunities Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund.

Class R3 shares of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 159 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 3rd day of January, 2012.

NEUBERGER BERMAN EQUITY FUNDS
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 159 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	January 3, 2012
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	January 3, 2012
John M. McGovern
/s/ Joseph V. Amato	Trustee	January 6, 2012
Joseph V. Amato*
/s/ John Cannon	Trustee	January 6, 2012
John Cannon*
/s/ Faith Colish	Trustee	January 6, 2012
Faith Colish*
/s/ Martha C. Goss	Trustee	January 6, 2012
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	January 6, 2012
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	January 6, 2012
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	January 6, 2012
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	January 6, 2012
Howard A. Mileaf*

Signature	Title	Date
/s/ George W. Morriss	Trustee	January 6, 2012
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	January 6, 2012
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	January 6, 2012
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	January 6, 2012
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	January 6, 2012
Tom D. Seip*
/s/ Candace L. Straight	Trustee	January 6, 2012
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	January 6, 2012
Peter P. Trapp*

*Signatures affixed by Lynn A. Schweinfurth on January 6, 2012, pursuant to a power of attorney filed with Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on April 13, 2009.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase